SEGMENT INFORMATION (Details)	3 Months Ended								12 Months Ended
	Dec. 29, 2017 USD ($)	Sep. 29, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jul. 01, 2016 USD ($)	Apr. 01, 2016 USD ($)	Dec. 29, 2017 USD ($) segment	Dec. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)
SEGMENT INFORMATION
Number of reporting segments | segment									2
Segment reconciliation
Contract revenue	$ 64,161,000	$ 69,007,000	$ 71,833,000	$ 68,351,000	$ 57,425,000	$ 58,660,000	$ 58,941,000	$ 33,915,000	$ 273,352,000	$ 208,941,000	$ 135,103,000
Depreciation and amortization									3,949,000	3,204,000	2,072,000
Interest expense									(111,000)	(179,000)	(207,000)
Segment profit (loss) before income tax expense									13,691,000	11,367,000	7,341,000
Income tax (benefit) expense	(277,000)	1,292,000	1,220,000	(673,000)	1,078,000	548,000	731,000	711,000	1,562,000	3,068,000	3,082,000
Net income (loss)	3,290,000	$ 2,886,000	$ 3,312,000	$ 2,641,000	1,569,000	$ 2,462,000	$ 3,190,000	$ 1,078,000	12,129,000	8,299,000	4,259,000
Segment assets(1)	138,172,000				108,347,000				138,172,000	108,347,000	72,345,000
Energy
Segment reconciliation
Contract revenue									199,609,000	141,888,000	74,123,000
Depreciation and amortization									3,145,000	2,511,000	1,525,000
Interest expense									(90,000)	(163,000)	(194,000)
Engineering And Consulting
Segment reconciliation
Contract revenue									73,743,000	67,053,000	60,980,000
Depreciation and amortization									804,000	693,000	547,000
Interest expense									(21,000)	(16,000)	(13,000)
Reporting Segments | Energy
Segment reconciliation
Segment profit (loss) before income tax expense									5,589,000	5,895,000	2,499,000
Income tax (benefit) expense									638,000	1,591,000	1,049,000
Net income (loss)									4,951,000	4,304,000	1,450,000
Segment assets(1)	65,872,000				63,140,000				65,872,000	63,140,000	34,686,000
Reporting Segments | Engineering And Consulting
Segment reconciliation
Segment profit (loss) before income tax expense									9,054,000	6,887,000	6,232,000
Income tax (benefit) expense									1,033,000	1,859,000	2,617,000
Net income (loss)									8,021,000	5,028,000	3,615,000
Segment assets(1)	20,774,000				20,100,000				20,774,000	20,100,000	19,912,000
Unallocated Corporate
Segment reconciliation
Segment profit (loss) before income tax expense									(952,000)	(1,415,000)	(1,390,000)
Income tax (benefit) expense									(109,000)	(382,000)	(584,000)
Net income (loss)									(843,000)	(1,033,000)	(806,000)
Segment assets(1)	74,656,000				48,237,000				74,656,000	48,237,000	40,877,000
Intersegment
Segment reconciliation
Segment assets(1)	$ (23,130,000)				$ (23,130,000)				$ (23,130,000)	$ (23,130,000)	$ (23,130,000)